SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2024	Jun. 30, 2023
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Other receivables	$ 18,298,672	$ 28,824,998
Total	16,626,358	10,762,275
Shareholders and other related parties
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	141,224
Other receivables		3,792,429
Joint ventures and associates
SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS
Trade debtors	782,142	865,627
Other receivables	$ 15,702,992	$ 6,104,219